Statement of Changes in Net Assets Available for Benefits - EBP 005	12 Months Ended
Dec. 31, 2025 USD ($)
Additions to net assets attributed to:
Net appreciation in fair value of investments	$ 44,223,857
Interest and dividends	13,529,600
Interest on notes receivable from participants	393,655
Contributions:
Participants	17,976,901
Employer	7,275,075
Total additions	83,399,088
Deductions from net assets attributed to:
Administrative expenses	740,092
Distributions to participants	39,737,694
Total deductions	40,477,786
Net increase	42,921,302
Net assets available for benefits at beginning of year	341,778,747
Net assets available for benefits at end of year	$ 384,700,049